Notes Payable - Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Notes Payable - Related Parties

Note 7:  Notes Payable – Related Parties

The following table summarizes the status of the Company’s outstanding notes as of December 31, 2012

			Note	Interest	Date
Date	Issued to		Amount	Rate	Payable

01/31/11	William Shell Survivor's Trust	(a)	$57,276	6.00%	On Demand
01/31/12	Giffoni Family Trust		136,666	6.00%	12/1/2012	(b)
05/04/11	William Shell Survivor's Trust		200,000	3.25%	On Demand
05/04/11	Giffoni Family Trust		100,000	3.25%	5/4/2016
06/12/12	William Shell Survivor's Trust		200,000	3.25%	On Demand
06/12/11	Giffoni Family Trust		100,000	3.25%	6/12/2016
06/18/11	William Shell Survivor's Trust		150,000	3.25%	On Demand
08/19/11	William Shell Survivor's Trust		150,000	3.95%	On Demand
09/01/11	Lisa Liebman	(c)	80,000	3.95%	On Demand
09/23/11	William Shell Survivor's Trust		52,000	3.95%	On Demand
09/28/11	William Shell Survivor's Trust		200,000	3.95%	On Demand
10/17/11	Lisa Liebman		170,000	3.95%	On Demand
10/20/11	William Shell Survivor's Trust		125,000	3.95%	On Demand
11/08/11	Lisa Liebman		120,000	3.95%	On Demand
11/22/11	William Shell Survivor's Trust		140,000	3.95%	On Demand
12/07/11	William Shell Survivor's Trust		115,000	3.95%	On Demand
01/04/12	Lisa Liebman		30,000	3.95%	On Demand
01/18/12	William Shell Survivor's Trust		25,000	3.95%	On Demand
01/19/12	Lisa Liebman		100,000	3.95%	On Demand
01/31/12	William Shell Survivor's Trust		200,000	3.95%	On Demand
02/01/12	William Shell Survivor's Trust		250,000	3.95%	On Demand
02/15/12	William Shell Survivor's Trust		200,000	3.95%	On Demand
02/29/12	William Shell Survivor's Trust		240,000	3.95%	On Demand
03/15/12	William Shell Survivor's Trust		75,000	3.95%	On Demand
03/28/12	William Shell Survivor's Trust		150,000	3.95%	On Demand
04/11/12	William Shell Survivor's Trust		250,000	3.95%	On Demand
04/19/12	William Shell Survivor's Trust		100,000	3.95%	On Demand
04/26/12	William Shell Survivor's Trust		200,000	3.95%	On Demand
05/02/12	William Shell Survivor's Trust		150,000	3.95%	On Demand
05/10/12	William Shell Survivor's Trust		110,000	3.95%	On Demand
05/24/12	William Shell Survivor's Trust		220,000	3.95%	On Demand
05/25/12	William Shell Survivor's Trust		190,000	3.95%	On Demand
06/13/12	William Shell Survivor's Trust		175,000	3.95%	On Demand
06/27/12	William Shell Survivor's Trust		220,000	3.95%	On Demand
07/05/12	William Shell Survivor's Trust		95,000	3.95%	On Demand
07/20/12	AFH Holdings and Advisory, LLC	(d)	335,448	8.50%	7/20/2014
10/12/2012	William Shell Survivor's Trust		7,000	3.95%	On Demand
12/4/2012	William Shell Survivor's Trust		50,000	12.00%	On Demand
12/7/2012	William Shell Survivor's Trust		100,000	12.00%	On Demand
			$5,568,390
	Current		$5,032,942
	Long-term		$535,448
	Less Unamortized discount		$(149,739)
	Net Long-term		$385,709

Annual maturities of the above debt are as follows:

•	2013	$5,032,942
•	2014	$335.448
•	2015	$0
•	2016	$200,000
•	2017	$0

(a)	On December 21, 2012, the Elizabeth Charuvastra and William Shell Family Trust Dated July 27, 2006 and Amended September 29, 2006 assigned its interest in its notes listed above to the William Shell Survivor’s Trust. The William Shell Survivor's Trust then assigned its interest in certain of the notes to Lisa Liebman.

(b)	Or on the consummation of the Company’s initial public offering.

(c)	Lisa Liebman is married to William E. Shell. M.D., Chief Executive Officer of the Company.

(d)	Mr. Amir F. Heshmatpour is the managing partner of AFH Advisory and may be considered to have beneficial ownership of AFH Advisory’s interests in the Company.

On December 12, 2010, the Company issued a promissory note to the Targeted Medical Pharma, Inc. Profit Sharing Plan (the “Plan”) in the amount of $300,000 (the “Plan Note”).  The note bears interest at a rate of 8.0 percent per annum and was payable on June 12, 2011. On June 12, 2011, the Company, the Plan, William E. Shell, Elizabeth Charuvastra, Kim Giffoni, the EC and WS Family Trust and the Giffoni Family Trust entered into an agreement  (the “Note Agreement”) pursuant to which the Plan assigned the Plan Note to Dr. Shell, Ms. Charuvastra and Mr. Giffoni in an amount of $100,000 each.  Moreover, pursuant to the Note Agreement, each of Dr. Shell and Ms. Charuvastra assigned their respective interests in the Plan Note to the EC and WS Family Trust.  In accordance with the Note Agreement, in connection with the assignments, the Plan Note was amended to extend the maturity date to December 15, 2015 and to reduce the interest rate from 8.0% per annum to 3.25% per annum.  The Company issued new notes to each of the WC and WS Family Trust (in the amount of $200,000) and to Mr. Giffoni (in the amount of $100,000) to memorialize the amendments pursuant to the Note Agreement.

On January 31, 2011, the Company issued promissory notes to each of William Shell, our Chief Executive Officer, Chief Scientific Officer, interim Chief Financial Officer and a director, Elizabeth Charuvastra, our former Chairman, Vice President of Regulatory Affairs and a director, and Kim Giffoni, our Executive Vice President of Foreign Sales and Investor Relations and a director, in an aggregate amount of $440,000.  The notes bear interest at a rate of 6% per annum and are payable on the earlier of December 1, 2012 or the consummation of the Company’s initial public offering.

On June 22, 2012 the terms of all notes originally payable to the EC and WS Family Trust were modified to make the principal payable on demand and accrued interest payable on a quarterly basis. The Company recorded any remaining note discount as of June 22, 2012. As noted above those notes and related warrants were assigned to the William Shell Survivor’s Trust.